SEGMENT INFORMATION - Research and development (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SEGMENT INFORMATION
Research and Development Expense, Total	$ 12,015,184	$ 14,724,553
Single reportable segment
SEGMENT INFORMATION
Direct research and development expenses	3,940,166	5,341,929
Payroll and other related costs of personnel	6,340,610	7,206,484
Lab supplies and other research and development expenses	1,734,408	2,176,140
Total indirect research and development expenses	8,075,018	9,382,624
Research and Development Expense, Total	$ 12,015,184	$ 14,724,553